General information / Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
General information / Summary of significant accounting policies [Abstract]
General information / Summary of significant accounting policies

1. General information / Summary of significant accounting policies

ASML Holding N.V. (“ASML”), with its corporate headquarters in Veldhoven, the Netherlands, is engaged in the development, production, marketing, sale and servicing of advanced semiconductor equipment systems exclusively consisting of lithography systems. ASML’s principal operations are in the Netherlands, the United States of America and Asia.

Our shares are listed for trading in the form of registered shares on NASDAQ and on NYSE Euronext Amsterdam. The principal trading market of our ordinary shares is NYSE Euronext Amsterdam.

Basis of preparation

The accompanying consolidated financial statements are stated in thousands of euros (“EUR”) unless indicated otherwise.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of estimates

The preparation of ASML’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of revenue and expenses during the reported periods. Actual results could differ from those estimates.

Principles of consolidation

The consolidated financial statements include the financial statements of ASML Holding N.V. and all of its subsidiaries and the variable interest entities in which ASML is the primary beneficiary (referred to as “ASML”). All intercompany profits, balances and transactions have been eliminated in the consolidation.

Subsidiaries

Subsidiaries are all entities over which ASML has the power to govern financial and operating policies generally accompanying a shareholding of more than half of the voting rights. As from the date that these criteria are met, the financial data of the relevant subsidiaries are included in the consolidation.

Acquisitions of subsidiaries are included on the basis of the acquisition method. The cost of acquisition is measured based on the consideration transferred, the fair value of other assets distributed and the fair value of liabilities incurred or assumed at the acquisition date (i.e., the date at which we obtain control). The excess of the costs of an acquired subsidiary over the net of the amounts assigned to assets acquired and liabilities incurred or assumed, is capitalized as goodwill. Acquisition-related costs are expensed when incurred in the period they arise or the service is received.

Variable Interest Entities

We assess whether we have a controlling financial interest in any Variable Interest Entity (“VIE”) and, thus, whether we are the VIE’s primary beneficiary. ASML shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics: (a.) the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and (b.) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If ASML has a controlling financial interest in a VIE, it is required to consolidate the VIE.

Foreign currency translation

The financial information for subsidiaries outside the euro-zone is generally measured using local currencies as the functional currency. The financial statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s consolidated financial statements. Assets and liabilities are translated into euros at the exchange rate in effect on the respective balance sheet dates. Income and expenses are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity. Currency differences on intercompany loans that have the nature of a long-term investment are also accounted for directly in shareholders’ equity.

Derivative financial instruments

We principally use derivative hedging instruments for the management of foreign currency risks and interest rate risks. We measure all derivative hedging instruments based on fair values derived from market prices of the instruments. We adopt hedge accounting for hedges that are highly effective in offsetting the identified hedged risks taking into account required effectiveness criteria.

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. We designate certain derivatives as either:

•	A hedge of the exposure to changes in the fair value of a recognized asset or liability, or of an unrecognized firm commitment, that are attributable to a particular risk (fair value hedge);
•	A hedge of the exposure to variability in the cash flows of a recognized asset or liability, or of a forecasted transaction, that is attributable to a particular risk (cash flow hedge); or
•	A hedge of the foreign currency exposure of a net investment in a foreign operation (net investment hedge).

We document at the inception of the transaction the relationship between hedging instruments and hedged items, as well as our risk management objectives and strategy for undertaking various hedging transactions. We also document our assessment, both at hedge inception and on an ongoing basis, of whether derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Fair value hedge

Changes in the fair value of a derivative financial instrument that is designated and qualified as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in the consolidated statements of operations.

Hedge accounting is discontinued when we revoke the hedging relationship, the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies for hedge accounting. The adjustment to the carrying amount of the hedged item arising from the hedged risk is amortized to the consolidated statement of operations from that date.

Interest rate swaps that are being used to hedge the fair value of fixed loan coupons payable are designated as fair value hedges. The change in fair value is intended to offset the change in the fair value of the underlying fixed loan coupons, which is recorded accordingly. The gain or loss relating to the ineffective portion of interest rate swaps hedging fixed loan coupons payable is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Cash flow hedge

Changes in the fair value of a derivative that is designated and qualified as a cash flow hedge are recorded in other comprehensive income, net of taxes, until the underlying hedged transaction is recognized in the consolidated statements of operations. In the event that the underlying hedge transaction will not occur within the specified time period, the gain or loss on the related cash flow hedge is released from other comprehensive income and included in the consolidated statements of operations, unless, extenuating circumstances exist that are related to the nature of the forecasted transaction and are outside our control or influence and which cause the forecasted transaction to be probable of occurring on a date that is beyond the specified time period.

Foreign currency hedging instruments that are being used to hedge cash flows related to forecasted sales or purchase transactions in non-functional currencies are designated as cash flow hedges. The gain or loss relating to the ineffective portion of the foreign currency hedging instruments is recognized in the consolidated statements of operations in “sales” or “cost of sales”.

Interest rate swaps that are being used to hedge changes in the variability of future interest cash flows to certain of our operating lease obligations are designated as cash flow hedges. The changes in fair value of the derivatives are intended to offset changes in future interest cash flows of such operating lease obligations. The gain or loss relating to the ineffective portion of interest rate swaps hedging the variability of future interest cash flows is recognized in the consolidated statements of operations as “interest income” or “interest expense”.

Net investment hedge

Foreign currency hedging instruments that are being used to hedge changes in the value of a net investment are designated as net investment hedges. Changes in the fair value of a derivative that is designated and qualifies as a net investment hedge are recorded in other comprehensive income, net of taxes. The gain or loss relating to the ineffective portion is recognized in the consolidated statements of operations as “interest income” or “interest expense”. Gains and losses accumulated in other comprehensive income are recognized in the consolidated statements of operations when the foreign operation is (partially) disposed or sold.

Cash and cash equivalents

Cash and cash equivalents consist primarily of highly liquid investments, such as bank deposits, money market funds and interest-bearing bank accounts with insignificant interest rate risk and remaining maturities of three months or less at the date of acquisition.

Short-term investments

Investments with remaining maturities longer than three months and less than one year at the date of acquisition are presented as short-term investments. The short-term investments are classified as available-for-sale securities and are stated at fair value. Gains and losses, other than impairments, interest income and foreign exchange results, are recognized in comprehensive income until the short-term investments are derecognized. Upon derecognition, the cumulative gain or loss recognized in comprehensive income, is recognized in the consolidated statement of operations.

Inventories

Inventories are stated at the lower of cost (first-in, first-out method) or market value. Cost includes net prices paid for materials purchased, charges for freight and customs duties, production labor cost and factory overhead. Allowances are made for slow-moving, obsolete or unsellable inventory.

Allowances for inventory are determined based on the expected demand which is derived from sales forecasts as well as the expected market value of the inventory.

Intangible assets

Goodwill

Goodwill represents the excess of the costs of an acquisition over the fair value of the amounts assigned to assets acquired and liabilities incurred or assumed of the acquired subsidiary at the date of acquisition. Goodwill on acquisition of subsidiaries is allocated to reporting units for the purpose of impairment testing. The allocation is made to those reporting units that are expected to benefit from the business combination in which the goodwill arose. Goodwill is tested for impairment annually on September 30 and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. Goodwill is stated at cost less accumulated impairment losses.

Other intangible assets

Other intangible assets include acquired intellectual property rights, developed technology, customer relationships and other intangible assets. Other intangible assets are stated at cost, less accumulated amortization and any accumulated impairment losses. Amortization is calculated using the straight-line method based on the estimated useful lives of the assets. The following table presents the estimated useful lives of ASML’s other intangible assets:

Category	Estimated useful life

Intellectual property	3 - 10 years
Developed technology	6 years
Customer relationships	8 years
Other	2 - 6 years

Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and accumulated impairment losses. Costs of assets manufactured by ASML include direct manufacturing costs, production overhead and interest costs incurred for qualifying assets during the construction period. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. In the case of leasehold improvements, the estimated useful lives of the related assets do not exceed the remaining term of the corresponding lease.

The following table presents the estimated useful lives of ASML’s property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 40 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Land is not depreciated.

Certain internal and external costs associated with the purchase and/or development of internally used software are capitalized when both the preliminary project stage is completed and management has authorized further funding for the project, which it has deemed probable to be completed and to be usable for the intended function. These costs are depreciated on a straight-line basis over the period of related benefit, which ranges primarily from three to five years.

Evaluation of long-lived assets for impairment

Long-lived assets include goodwill, other intangible assets and property, plant and equipment.

Goodwill is tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis (September 30) and whenever events or changes in circumstances indicate that the carrying amount of the goodwill may not be recoverable. The test is based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the reporting unit (including goodwill allocated to such unit) with the fair value of that reporting unit. If the carrying amount of the reporting unit is higher than the fair value of the reporting unit, the second step should be performed. In the second step the goodwill impairment is measured as the excess of the carrying amount of the goodwill over its implied fair value. The implied fair value of goodwill is determined by calculating the fair value of the various assets and liabilities included in the reporting unit in the same manner as goodwill is determined in a business combination.

Other intangible assets and property, plant and equipment are tested for impairment whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. Other intangible assets and property, plant and equipment are tested for impairment based on a two-step approach. First, the recoverability is tested by comparing the carrying amount of the other intangible assets and property, plant and equipment with the fair value being the sum of the related undiscounted future cash flows. Second, if the carrying amount of the other intangible assets and property, plant and equipment is higher than the fair value the assets are considered to be impaired. An impairment expense is recognized as the difference between the carrying amount and the fair value of the other intangible assets and property, plant and equipment.

Provisions

Provisions for lease contract termination costs are recognized when costs will continue to be incurred under a contract for its remaining term without economic benefit to us and we cease using the rights conveyed by the contract. The provisions are measured at fair value which for an operating lease contract is determined based on the remaining lease payments reduced by the estimated sublease payments that could be reasonably obtained.

Revenue recognition

ASML recognizes revenue when all four revenue recognition criteria are met: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; seller’s price to buyer is fixed or determinable; and collectability is reasonably assured. At ASML this policy generally results in revenue recognition from the sale of a system upon shipment. The revenue from the installation of a system is generally recognized upon completion of that installation at the customer site. Each system undergoes, prior to shipment, a “Factory Acceptance Test” in ASML’s clean room facilities, effectively replicating the operating conditions that will be present on the customer’s site, in order to verify whether the system will meet its standard specifications and any additional technical and performance criteria agreed with the customer, if any. A system is shipped, and revenue is recognized, only after all specifications are met and customer sign-off is received or waived. In case not all specifications are met and the remaining performance obligation is not essential to the functionality of the system but is substantive rather than inconsequential or perfunctory, a portion of the sales price is deferred. Although each system’s performance is re-tested upon installation at the customer’s site, ASML has never failed to successfully complete installation of a system at a customer’s premises.

In connection with the introduction of new technology, such as our second-generation EUV systems (NXE:3100), we initially defer revenue recognition until completion of installation and acceptance of the new technology based system at customer premises. As our systems are based largely on two product platforms that permit incremental, modular upgrades, the introduction of genuinely “new” technology occurs infrequently, and in the past 12 years, has occurred on only two occasions: 2010 (EUV) and 1999 (TWINSCAN).

In 2012, we recognized system sales revenue for one NXE:3100 system (2011: three NXE:3100 systems; 2010: no NXE:3100 systems) that was installed at the customer location and was accepted by our customer, for an amount of EUR 43.7 million (2011: EUR 119.3 million and 2010: EUR nil). As of December 31, 2012, no amounts were deferred in relation to NXE:3100 systems (2011: EUR 48.6 million and 2010: EUR 38.5 million).

ASML has no significant repurchase commitments in its general sales terms and conditions. From time to time we repurchase systems that we have manufactured and sold and, following refurbishment, resell those systems to other customers. This repurchase decision is driven by market demand expressed by other customers and not by explicit or implicit contractual arrangements relating to the initial sale. We consider reasonable offers from any vendor, including customers, to repurchase used systems so that we can refurbish, resell, and install these systems as part of our normal business operations. Once repurchased, the repurchase price of the used system is recorded in work-in-process inventory during the period it is being refurbished, following which the refurbished system is reflected in finished products inventory until it is sold to the customer. As of December 31, 2012 and 2011 ASML had no repurchase commitments.

We offer customers discounts in the normal course of sales negotiations. These discounts are directly deducted from the gross sales price at the moment of revenue recognition. From time to time, we offer volume discounts to certain customers. In some instances these volume discounts can be used to purchase field options (system enhancements). The related amount is recorded as a reduction in revenue at time of shipment. From time to time, we offer free or discounted products or services (award credits) to our customers as part of a volume purchase agreement. The sales transaction that gives rise to these award credits is accounted for as a multiple element revenue transaction as the agreements involve the delivery of multiple products. The consideration received from the sales transaction is allocated between the award credits and the other elements of the sales transaction. The consideration allocated to the award credits is recognized as deferred revenue until award credits are delivered to the customer. The amount allocable to a delivered item is limited to the amount that is not contingent upon the delivery of additional items or meeting other specified performance conditions (the non-contingent amount).

Revenues are recognized excluding the taxes levied on revenues (net basis).

In the event that an arrangement with a customer becomes onerous, we recognize a liability for the amount that the cost of settling the arrangement exceeds the amount of the contract price. When we satisfy the onerous arrangement, we derecognize the related liability.

Multiple element arrangements

The main portion of ASML’s revenue is derived from contractual arrangements with our customers that have multiple deliverables, which mainly include the sale of our systems, installation and training services and prepaid extended and enhanced (optic) warranty contracts. As of January 1, 2011, ASML adopted Accounting Standards Update (“ASU”) 2009-13, “Revenue Arrangements with Multiple Deliverables” which amended the guidance on arrangements with multiple deliverables in ASC 605-25. The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. We apply this accounting guidance prospectively to arrangements originating or materially modified on or after January 1, 2011. The implementation resulted in additional qualitative disclosures that are included below, but did not result in additional units of accounting and only had an insignificant impact on timing and allocation of revenues.

Each element in the arrangement is accounted for as a separate unit of accounting provided the following criteria are met: the delivered products or services have value to the customer on a standalone basis; and for an arrangement that includes a general right of return relative to the delivered products or services, delivery or performance of the undelivered product or service is considered probable and is substantially controlled by us. We consider a deliverable to have stand-alone value if the product or service is sold separately by us or another vendor or could be resold by the customer. Further, our revenue arrangements do not include a general right of return relative to the delivered products. Where the aforementioned criteria for a separate unit of accounting are not met, the deliverable is combined with the undelivered element(s) and treated as a single unit of accounting for the purposes of allocation of the arrangement consideration and revenue recognition.

The hierarchy of evidence to determine a selling price in ASC 605-25 is as follows:

•	Vendor-Specific Objective Evidence (“VSOE”) – the price at which we sell the element in a separate standalone transaction;
•	Third-Party Evidence (“TPE”) – evidence from us or other companies of the value of a largely interchangeable element in a transaction;
•	Best Estimate of Selling Price (“BESP”) – our best estimate of the selling price of an element in the transaction.

To determine the selling price in multiple elements arrangements, we establish VSOE of the selling price for installation and training services and prepaid extended and enhanced (optic) warranty contracts. VSOE is determined based on the prices that ASML charges for installation and comparable services (such as relocating a system to another customer site) and prepaid extended and enhanced (optic) warranty contracts on a stand-alone basis, which are subject to normal price negotiations. Revenue from installation and training services is recognized when the services are completed. Revenue from prepaid extended and enhanced (optic) warranty contracts is recognized over the term of the contract. When we are unable to establish the selling price using VSOE or TPE, we use BESP. The objective of using estimated selling price-based methodology is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. Accordingly, we determine BESP considering several internal and external factors including, but not limited to, pricing practices, gross margin objectives, market conditions, competitive environment, internal costs and geographies. We review selling prices every reporting period and maintain internal controls over the establishment and updates of these estimates.

For arrangements entered into through December 31, 2010, we primarily recognize revenue based on the previous guidance of ASC 605-25. The revenue relating to the installation and training services and prepaid extended and enhanced (optic) warranty contracts is deferred at their fair value until delivery of these elements. As we are not able to determine the fair value for the system, but we are able to determine the fair value for all other elements in the arrangement, revenue is allocated as the difference between the total arrangement consideration less the aggregate fair value of all other elements in the arrangement, and no revenue is recognized until all elements without fair value have been delivered.

Lease arrangements

A lease is classified as a sales-type lease if any of the following lease classification criteria are met at its inception:

1.	The lease transfers ownership of the property to the lessee by the end of the lease term;
2.	The lease contains a bargain purchase option;
3.	The lease term is equal to 75 percent or more of the estimated economic life of the leased property; and
4.	The present value at the beginning of the lease term of the minimum lease payments, excluding that portion of the payments representing executory costs such as insurance, maintenance, and taxes to be paid by the lessor, including any profit thereon, equals or exceeds 90 percent of the excess of the fair value of the leased property to the lessor at lease inception over any related investment tax credit retained by the lessor and expected to be realized by the lessor.

In addition revenue is recognized at commencement of the lease term. The present value of the lease payments is recognized as a finance receivable. The difference between the gross receivable and the present value of the receivable is recognized as unearned interest in the consolidated statements of operations.

A lease is classified as an operating lease if the lease classification criteria (as described above) are not met. If ASML has offered its customers an operating lease arrangement, the contract consideration is recognized in the consolidated statements of operations on a straight-line basis over the period of the lease.

Warranty

We provide standard warranty coverage on our systems for 12 months and on certain optic parts for 60 months, providing labor and parts necessary to repair systems and optic parts during the warranty period. The estimated warranty costs are accounted for by accruing these costs for each system upon recognition of the system sale. The estimated warranty costs are based on historical product performance and field expenses. Based upon historical service records, we calculate the charge of average service hours and parts per system to determine the estimated warranty costs. On a semi-annual basis, we assess, and update if necessary, our accounting estimates used to calculate the standard warranty reserve based on the latest actual historical warranty costs and expected future warranty costs.

The extended and enhanced (optic) warranty on our system is accounted for as a separate element of multiple element revenue recognition transactions.

Accounting for shipping and handling fees and costs

ASML bills the customer for, and recognizes as revenue, any charges for shipping and handling costs. The related costs are recognized as cost of sales.

Cost of sales

Cost of system sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs. ASML accrues for the estimated cost of the warranty on its systems, which includes the cost of labor and parts necessary to repair systems during the warranty period. The amounts recorded in the accrued warranty reserve are estimated based on actual historical expenses incurred and on estimated probable future expenses related to current sales. Actual warranty costs are charged against the accrued warranty reserve.

Costs of service sales comprise direct service costs such as materials, labor, depreciation and overhead costs.

Cost of field option sales comprise direct product costs such as materials, labor, cost of warranty, depreciation, shipping and handling costs and related overhead costs.

Research and development costs and credits

Costs relating to research and development (“R&D”) are charged to operating expenses as incurred. ASML receives subsidies and other credits from several Dutch and international (inter-)governmental institutes. These subsidies and other governmental credits that cover R&D costs relating to approved projects are recorded as R&D credits in the R&D line in the consolidated statements of operations in the period in which such costs occur.

Share-based payments

The cost of employee services received (compensation expenses) in exchange for awards of equity instruments are recognized based upon the grant-date fair value of stock options and shares. The grant-date fair value of stock options is estimated using a Black-Scholes option valuation model. This Black-Scholes model requires the use of assumptions, including expected share price volatility, the estimated life of each award and the estimated dividend yield. The risk-free interest rate used in the model is determined, based on an index populated with euro-denominated European government agency bond with AAA ratings, and with a life equal to the expected life of the equity-settled share-based payments. The grant-date fair value of shares is determined based on the closing price of our ordinary shares on NYSE Euronext Amsterdam on the grant-date.

The grant-date fair value of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on our estimate of equity instruments that will eventually vest. At each balance sheet date, we revise our estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of operations in the period in which the revision is determined, with a corresponding adjustment to shareholders’ equity.

Our current share-based payment plans do not provide for cash settlement of options and stock.

Income taxes

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the tax effect of incurred net operating losses and for tax consequences attributable to differences between the balance sheet carrying amounts of existing assets and liabilities and their respective tax bases. If it is more likely than not that the carrying amounts of deferred tax assets will not be realized, a valuation allowance is recorded to reduce the carrying amounts of those assets.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.

On January 1, 2007 we adopted the provisions of FIN 48 “Accounting for Uncertainty in Income Taxes” after codification included in ASC 740. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Contingencies and litigation

We are party to various legal proceedings generally incidental to our business, as disclosed in Note 18. In connection with these proceedings and claims, our management evaluated, based on the relevant facts and legal principles, the likelihood of an unfavorable outcome and whether the amount of the loss could be reasonably estimated. In most cases, management determined that either a loss was not probable or was not reasonably estimable. Significant subjective judgments were required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond our control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, we may agree to settle or to terminate a claim or proceeding in which we believe that it would ultimately prevail where we believe that doing so, when taken together with other relevant commercial considerations, is more cost-effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.

We accrue for legal costs related to litigation in our consolidated statements of operations at the time when the related legal services are actually provided.

Net income per ordinary share

Basic net income per ordinary share is calculated by dividing net income by the weighted average number of ordinary shares outstanding for that period. The dilutive effect is calculated using the treasury stock method. Excluded from the diluted weighted average number of shares outstanding calculation are cumulative preference shares contingently issuable to the preference share foundation, since they represent a different class of stock than the ordinary shares. See Note 26 for further discussion.

The basic and diluted net income per ordinary share has been calculated in accordance with the following schedule:

Year ended December 31 (in thousands, except per share data)	2012 EUR	2011 EUR	2010 EUR

Net income	1,146,316	1,466,960	1,021,820

Weighted average number of shares outstanding during the year (after deduction of treasury stock)	424,096	425,618	435,146

Basic net income per ordinary share	2.70	3.45	2.35

Weighted average number of shares:	424,096	425,618	435,146
Plus shares applicable to:
Options and conditional shares[1]	2,890	3,435	3,828

Dilutive potential ordinary shares	2,890	3,435	3,828

Adjusted weighted average number of shares	426,986	429,053	438,974

Diluted net income per ordinary share [1]	2.68	3.42	2.33

1	The calculation of diluted net income per ordinary share assumes the exercise of options issued under ASML stock option plans and the issuance of shares under ASML share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.

Comprehensive income

Comprehensive income consists of net income (loss) and other comprehensive income.

Other comprehensive income refers to revenues, expenses, gains and losses that are not included in net income (loss), but recorded directly in shareholders’ equity. For the year ending December 31, 2012, comprehensive income consists of net income, unrealized gains and losses on financial instruments, being available-for-sale securities and derivative financial instruments designated for hedge accounting, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes. For the years ended December 31, 2011 and 2010 comprehensive income consists of net income, unrealized gains and losses on financial instruments, being derivative financial instruments designated for hedge accounting, net of taxes, and unrealized gains and losses on foreign currency translation, net of taxes.

New U.S. GAAP Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220)”. Under the ASU, an entity has the option to present comprehensive income in either one continuous statement or two consecutive financial statements. Under both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income (“OCI”) along with a total for OCI and a total amount for comprehensive income. The option under current guidance which permits the presentation of components of OCI as part of the statement of changes in shareholders’ equity has been eliminated. In December 2011, the FASB issued ASU 2011-12 which indefinitely defers certain provisions of ASU 2011-05, the main deferred provision relating to a requirement for entities to present reclassification adjustments out of accumulated OCI by component in both the statements in which net income is presented and the statement in which OCI in any period is presented. The ASU is effective for annual and interim periods beginning after December 15, 2011. We have early adopted this standard; adoption had no impact on our consolidated financial statements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”. Under the new guidance, the entities must disclose both gross information and net information about both instruments and transactions eligible for offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, and instruments and transactions subject to an agreement similar to a master netting arrangement. The new guidance will be effective for us beginning January 1, 2013. Other than requiring some additional disclosures, we do not anticipate material impacts on our consolidated financial statements upon adoption.

In July 2012, the FASB issued ASU No. 2012-02 “Testing Indefinite-Lived Intangible Assets for Impairment”. This ASU amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. The FASB issued the ASU in response to feedback on ASU 2011-08, which amended the goodwill impairment testing requirements by allowing an entity to perform a qualitative impairment assessment before proceeding to the two-step impairment test. The new guidance will be effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The ASU 2012-02 will not have any effect on our consolidated financial statements.

In October 2012, the FASB issued ASU No. 2014-04 “Technical Corrections and Improvements”. This ASU makes certain technical corrections (i.e., relatively minor corrections and clarifications) and “conforming fair value amendments” to the FASB Accounting Standards Codification (the “Codification”). The new guidance will be effective for fiscal years beginning after December 15, 2012. We do not anticipate material impacts on our consolidated financial statements upon adoption.